ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	December 31,
	2023	2022
Employees and payroll accruals	$1,577	$1,560
Accrued expenses	905	2,993
Deferred revenues	2,254	1,921
Contingent consideration	—	729
Other	195	197
	$4,931	$7,400